SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 29, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(In millions)

	Balance at Beginning of Year	Additions (Deductions) – Charged to Costs and Expenses	Deductions From Reserves(a)	Balance at End of Year
2012
Allowance for doubtful accounts	$34.0	$3.4	$(6.3)	$31.1
Allowance for sales returns	9.3	14.5	(10.1)	13.7
Valuation allowance for deferred tax assets	122.8	(25.8)	.2	97.2
2011
Allowance for doubtful accounts	$38.9	$6.3	$(11.2)	$34.0
Allowance for sales returns	12.5	10.5	(13.7)	9.3
Valuation allowance for deferred tax assets	115.6	8.1	(.9)	122.8
2010
Allowance for doubtful accounts	$41.3	$6.7	$(9.1)	$38.9
Allowance for sales returns	14.9	9.6	(12.0)	12.5
Valuation allowance for deferred tax assets	115.4	2.5	(2.3)	115.6
(a)
Deductions from reserves include currency translation adjustments for all periods and classification of our OCP business balances (where applicable) to "held for sale" in 2011.